General (Details) $ in Thousands		1 Months Ended
	Apr. 16, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jun. 30, 2019 USD ($) carrier	Apr. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Term of charter		20 years
Contractual obligation | $			$ 1,178,829	$ 1,300,000
Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other			10
Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other			3
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated			12
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated			18
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated			1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated			8
LNG Carrier | FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated			1
$700 million facility
Property, Plant and Equipment [Line Items]
Long-term line of credit | $	$ 700,000
Long-term debt, term	7 years
Amortization term	12 years
Gimi MS | FLNG
Property, Plant and Equipment [Line Items]
Ownership percentage	30.00%
Long-term purchase commitment, percentage	30.00%
Gimi Conversion
Property, Plant and Equipment [Line Items]
Term of charter		20 years
Contractual obligation | $		$ 1,300,000
Expected future revenues, net of operating costs | $		215,000
Long-term line of credit | $		$ 700,000
Gimi Conversion | Keppel Capital
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, percentage		30.00%
Gimi Conversion | $700 million facility
Property, Plant and Equipment [Line Items]
Long-term debt, term		7 years
Amortization term		12 years